PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 647	$ 3,102	$ 2,874	$ 6,134
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense			$ 607	$ 775